Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Capital Commitments	As of December 31, 2020, the Group had capital commitments as follows:

RMB
Contracted for but not provided
- property	1,202
- telecommunications network plant and equipment	18,997

20,199